Line of Credit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Line of Credit Facility [Abstract]
Line of credit maximum borrowing capacity	$ 1,000,000	$ 1,250,000
Interest rate basis	prime plus 0.5%	prime plus 0.05%
Interest rate	3.75%	4.25%	6.00%
Debt maturity	Oct. 29, 2021	Oct. 12, 2020
Line of credit	$ 936,598
Minimum average bank balance	$ 50,000	$ 50,000
Percentage of curtailment of outstanding balance		20.00%
Number of common stock owned by two stockholders	50,000,000	850,000
Available credit line	$ 1,000,000